Deferred Revenue - Additional information (Details) $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Deferred revenue	¥ 1,107,248,000		¥ 694,745,000	¥ 556,021,000	¥ 407,168,000
Deferred revenue, current	522,613,000	$ 73,468	305,092,000	244,083,000
Deferred revenue, noncurrent	584,635,000	$ 82,187	¥ 389,653,000	¥ 311,938,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Performance obligation expected to be recognized	¥ 522,613,000
Period of performance obligation expected to be recognized	12 months	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Performance obligation expected to be recognized	¥ 584,635,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-10-01 | Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Period of performance obligation expected to be recognized	12 months	12 months